Sweeny Fractionator Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Retrospective Adjustments For Common Control Transactions [Abstract]
Schedule of Results of Operations Giving Effect to Acquisitions
The following tables present our results of operations and financial position, recasted to give effect to the Sweeny Fractionator Acquisition. For each of the three years in the period ended December 31, 2015, and as of December 31, 2015 and 2014, the combined results of the Acquired Assets prior to the Sweeny Fractionator Acquisition are included in “Acquired Assets Predecessor.” Both our 25 percent interest and the remaining 75 percent interest (noncontrolling interests) in Sweeny Frac LLC are included in “Net income (loss) attributable to Predecessors” in the consolidated statement of income and “Net investment—Predecessors” in the consolidated balance sheet. “Net income (loss) attributable to Predecessors” includes losses of $14.3 million, $2.3 million and $5.7 million attributable to noncontrolling interests in 2015, 2014, and 2013, respectively. “Net investment—Predecessors” includes $800.2 million and $322.4 million attributable to noncontrolling interests at December 31, 2015, and 2014, respectively.

	Millions of Dollars
	Year Ended December 31, 2015
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$260.6	13.3	273.9
Operating revenues—third parties	5.0	—	5.0
Equity in earnings of affiliates	77.1	—	77.1
Other income	5.4	—	5.4
Total revenues and other income	348.1	13.3	361.4

Costs and Expenses
Operating and maintenance expenses	62.2	21.9	84.1
Depreciation	21.8	3.7	25.5
General and administrative expenses	26.6	4.1	30.7
Taxes other than income taxes	9.0	2.6	11.6
Interest and debt expense	33.9	—	33.9
Other expenses	0.1	—	0.1
Total costs and expenses	153.6	32.3	185.9
Income (loss) before income taxes	194.5	(19.0)	175.5
Provision for income taxes	0.3	0.1	0.4
Net Income (Loss)	194.2	(19.1)	175.1
Less: Net loss attributable to Predecessors	—	(19.1)	(19.1)
Net Income Attributable to the Partnership	$194.2	—	194.2

	Millions of Dollars
	Year Ended December 31, 2014
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$222.9	—	222.9
Operating revenues—third parties	6.1	—	6.1
Other income	0.1	—	0.1
Total revenues and other income	229.1	—	229.1

Costs and Expenses
Operating and maintenance expenses	52.5	1.7	54.2
Depreciation	16.2	—	16.2
General and administrative expenses	25.6	1.3	26.9
Taxes other than income taxes	4.2	—	4.2
Interest and debt expense	5.3	—	5.3
Other expenses	0.1	—	0.1
Total costs and expenses	103.9	3.0	106.9
Income (loss) before income taxes	125.2	(3.0)	122.2
Provision for income taxes	0.8	—	0.8
Net Income (Loss)	124.4	(3.0)	121.4
Less: Net income (loss) attributable to Predecessors	8.4	(3.0)	5.4
Net Income Attributable to the Partnership	$116.0	—	116.0

	Millions of Dollars
	Year Ended December 31, 2013
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$181.9	—	181.9
Operating revenues—third parties	5.1	—	5.1
Other income	0.2	—	0.2
Total revenues and other income	187.2	—	187.2

Costs and Expenses
Operating and maintenance expenses	52.2	7.6	59.8
Depreciation	14.3	—	14.3
General and administrative expenses	18.4	—	18.4
Taxes other than income taxes	4.8	—	4.8
Interest and debt expense	0.3	—	0.3
Total costs and expenses	90.0	7.6	97.6
Income (loss) before income taxes	97.2	(7.6)	89.6
Provision for income taxes	0.5	—	0.5
Net Income (Loss)	96.7	(7.6)	89.1
Less: Net income (loss) attributable to Predecessors	67.8	(7.6)	60.2
Net Income Attributable to the Partnership	$28.9	—	28.9

	Millions of Dollars
	As of December 31, 2015
Consolidated Balance Sheet	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Assets
Cash and cash equivalents	$48.0	2.3	50.3
Accounts receivable—related parties	21.4	—	21.4
Accounts receivable—third parties	3.3	—	3.3
Materials and supplies	2.5	2.0	4.5
Other current assets	2.2	2.0	4.2
Total Current Assets	77.4	6.3	83.7
Equity investments	944.9	—	944.9
Net properties, plants and equipment	492.4	1,132.8	1,625.2
Goodwill	2.5	—	2.5
Deferred rentals—related parties	5.6	—	5.6
Deferred tax assets	—	0.1	0.1
Other assets	0.7	—	0.7
Total Assets	$1,523.5	1,139.2	2,662.7

Liabilities
Accounts payable—related parties	$3.9	—	3.9
Accounts payable—third parties	8.3	58.6	66.9
Payroll and benefits payable	—	0.7	0.7
Accrued property and other taxes	5.1	2.4	7.5
Accrued interest	15.1	1.8	16.9
Current portion of accrued environmental costs	0.8	—	0.8
Deferred revenues—related parties	4.4	0.2	4.6
Other current liabilities	0.1	—	0.1
Total Current Liabilities	37.7	63.7	101.4
Notes payable—related party	—	241.0	241.0
Long-term debt	1,090.7	—	1,090.7
Asset retirement obligations	3.4	—	3.4
Accrued environmental costs	0.8	—	0.8
Deferred income taxes	0.3	—	0.3
Deferred revenues—related parties—long-term	0.5	10.4	10.9
Total Liabilities	1,133.4	315.1	1,448.5

Equity
Net investment—Predecessors	—	824.1	824.1
Common unitholders—public	808.9	—	808.9
Common unitholder—Phillips 66	233.0	—	233.0
General partner—Phillips 66	(650.3)	—	(650.3)
Accumulated other comprehensive loss	(1.5)	—	(1.5)
Total Equity	390.1	824.1	1,214.2
Total Liabilities and Equity	$1,523.5	1,139.2	2,662.7

	Millions of Dollars
	As of December 31, 2014
Consolidated Balance Sheet	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Assets
Cash and cash equivalents	$8.3	7.6	15.9
Accounts receivable—related parties	21.5	—	21.5
Accounts receivable—third parties	1.5	—	1.5
Materials and supplies	2.2	—	2.2
Other current assets	2.7	—	2.7
Total Current Assets	36.2	7.6	43.8
Net properties, plants and equipment	485.1	525.5	1,010.6
Goodwill	2.5	—	2.5
Intangibles	8.4	—	8.4
Deferred rentals—related parties	5.9	—	5.9
Deferred tax assets	0.5	—	0.5
Other assets	0.9	—	0.9
Total Assets	$539.5	533.1	1,072.6

Liabilities
Accounts payable—related parties	$18.0	—	18.0
Accounts payable—third parties	10.2	102.2	112.4
Payroll and benefits payable	—	0.2	0.2
Accrued property and other taxes	2.7	0.4	3.1
Accrued interest	1.9	1.7	3.6
Deferred revenues—related parties	0.6	—	0.6
Other current liabilities	0.3	—	0.3
Total Current Liabilities	33.7	104.5	138.2
Notes payable—related parties	411.6	88.0	499.6
Long-term debt	18.0	—	18.0
Asset retirement obligations	3.5	—	3.5
Deferred revenues—related parties—long-term	0.5	—	0.5
Total Liabilities	467.3	192.5	659.8

Equity
Net investment—Predecessors	—	340.6	340.6
Common unitholders—public	415.3	—	415.3
Common unitholder—Phillips 66	57.1	—	57.1
Subordinated unitholder—Phillips 66	116.8	—	116.8
General partner—Phillips 66	(517.0)	—	(517.0)
Total Equity	72.2	340.6	412.8
Total Liabilities and Equity	$539.5	533.1	1,072.6